Stockholders' Equity (Common Stock and Warrants) (Narrative) (Details) (USD $)	3 Months Ended	6 Months Ended		0 Months Ended		0 Months Ended	6 Months Ended	0 Months Ended		6 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Oct. 28, 2011	Jun. 02, 2011 Warrant [Member]	Jun. 22, 2011 Warrant [Member]	Dec. 06, 2011 Stratcon Partners LLC [Member]	Sep. 30, 2012 Stratcon Partners LLC [Member]	Dec. 06, 2011 Stratcon Partners LLC [Member] Restricted Stock [Member]	Dec. 06, 2011 Mediterranean Securities Group LLC [Member]	Sep. 30, 2012 Mediterranean Securities Group LLC [Member]
Stockholders Equity Note [Line Items]
Shares issued for services, shares				75,000			125,000	500,000	25,000	25,000
Stock compensation expense	$ 32,484	$ 95,292					$ 204,500		$ 25,000	$ 25,000
Vesting period				14 months				2 years
Length of term				3 years
Exercise price of warrants			1.0	3.15	0.82
Valuation method used				Black-Scholes model
Fair value of warrants issued				205,962
Monthly expense for services						12,500
Closing market price of common stock								$ 1.0
Rent reimbursement expense						$ 2,500